Trade Accounts Receivable, Net (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Billed services	R$ 7,590,956	R$ 7,478,145	R$ 6,932,915
Unbilled services	730,272	634,241	1,199,395
Mobile handsets and accessories sold	557,314	597,267	843,663
Provision for bad debt	(1,781,307)	(1,342,211)	(1,084,895)	R$ (1,104,375)
Total	R$ 7,097,235	R$ 7,367,442	R$ 7,891,078	R$ 8,009,805